CAPITAL MANAGEMENT AND FINANCIAL RISK - Equity price risk on the equity investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
CAPITAL MANAGEMENT AND FINANCIAL RISK
Increase in equity prices	$ 811
Decrease in equity prices	$ (811)
Percentage of increase in equity price	10.00%
Percentage of decrease in equity price	10.00%